Statutory Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Statutory Accounting Practices Disclosure
The statutory net income and statutory capital and surplus of the Company’s insurance subsidiaries in accordance with regulatory accounting practices were as follows (in millions):

	Statutory Net Income		Capital Surplus
	2021	2020	2021	2020
Statutory net income
U.S. insurance subsidiaries	$(0.5)	$6.6	$131.8	$69.6
International insurance subsidiary	(54.7)	(16.7)	7.7	22.6

Statutory capital and surplus	$(55.2)	$(10.1)	$139.5	$92.2